SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2022
SEGMENT INFORMATION

17.	SEGMENT INFORMATION

The Company and its subsidiaries operate in a single segment; the design, manufacture and sale of semi-conductor products and services for commercial applications. The Company’s operating and reporting segment reflects the management reporting structure of the organization and the manner in which the chief operating decision maker regularly assesses information for decision making purposes, including the allocation of resources. A summary of the Company’s operations is below:

OPEL, ODIS, POET Shenzhen and PTS

OPEL, ODIS, POET Shenzhen and PTS are the designers and developers of the POET Optical Interposer platform and optical engines based on the POET Optical Interposer platform.

BB Photonics

BB Photonics developed photonic integrated components for the datacom and telecom markets utilizing embedded dielectric technology that enabled the partial integration of active and passive devices into photonic integrated circuits. BB Photonics’ operation is currently dormant.

On a consolidated basis, the Company operates geographically in Singapore, China (collectively “Asia”), the United States and Canada. Geographical information is as follows:

	2022
As of December 31,	Asia	US	Canada	Consolidated
Current assets	$664,658	$133,501	$8,770,035	$9,568,194
Property and equipment	4,496,734	573,773	-	5,070,507
Patents and licenses	-	510,705	-	510,705
Right of use asset	55,775	185,272	-	241,047

Total Assets	$5,217,167	$1,403,251	$8,770,035	$15,390,453

Year Ended December 31,	Asia	US	Canada	Consolidated
Revenue	$552,748	$-	$-	$552,748

Selling, marketing and administration	(2,121,596)	(5,885,970)	(1,508,705)	(9,516,271)
Research and development	(6,344,016)	(4,205,177)	(197,550)	(10,746,743)
Gain on contribution of intellectual property to joint venture	1,746,987	-	-	1,746,987
Interest expense	(17,701)	(32,037)	-	(49,738)
Other income, including interest	-	-	188,320	188,320
Share of loss in joint venture	(3,211,993)	-	-	(3,211,993)

Net loss	$(9,395,571)	$(10,123,184)	$(1,517,935)	$(21,036,690)

	2021
As of December 31,	Asia	US	Canada	Consolidated
Current assets	$537,647	$291,772	$20,959,707	$21,789,126
Investment in joint venture	1,445,251	-	-	1,445,251
Property and equipment	2,787,273	276,961	-	3,064,234
Patents and licenses	-	528,476	-	528,476
Right of use asset	150,134	176,756	-	326,890

Total Assets	$4,920,305	$1,273,965	$20,959,707	$27,153,977

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)

17.	SEGMENT INFORMATION (Continued)

The Year Ended December 31,	Asia	US	Canada	Consolidated
Revenue	$209,100	$-	$-	$209,100

Selling, marketing and administration	(1,563,829)	(5,460,917)	(2,030,784)	(9,055,530)
Research and development	(4,849,553)	(2,679,452)	(636,123)	(8,165,128)

Gain on contribution of intellectual property to joint venture	2,587,500	-	-	2,587,500
Interest expense	(35,043)	(32,632)	(296,944)	(364,619)
Forgiveness of Covid-19 government support loans	-	186,747	-	186,747
Other income, including interest	-	-	75,084	75,084
Share of loss in joint venture	(1,142,249)	-	-	(1,142,249)

Net loss	$(4,794,074)	$(7,986,254)	$(2,888,767)	$(15,669,095)

	2020
As of December 31,	Asia	US	Canada	Consolidated
Current assets	$304,450	$69,874	$7,117,287	$7,491,611
Property and equipment	2,982,496	203,258	-	3,185,754
Patents and licenses	-	438,677	-	438,677
Right of use asset	289,542	231,144	-	520,686

Total Assets	$3,576,488	$942,953	$7,117,287	$11,636,728

The Year Ended December 31,	Asia	US	Canada	Consolidated
Selling, marketing and administration	$(1,182,054)	$(5,495,161)	$(1,460,783)	$(8,137,998)
Research and development	(3,269,873)	(1,447,729)	(1,916,715)	(6,634,317)
Impairment of long lived assets	-	-	-	-
Interest expense	(20,181)	(24,474)	(893,248)	(937,903)
Credit loss on receivable from the sale of discontinued operation	-	-	(2,500,000)	(2,500,000)
Other income, including interest	-	-	41,148	41,148

Net loss	$(4,472,108)	$(6,967,364)	$(6,729,598)	$(18,169,070)